ORGANIZATION	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
ORGANIZATION

Know Labs, Inc. (the “Company”) was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

Since 2007, the Company has been focused primarily on the development of a proprietary technology, which is capable of uniquely identifying and authenticating almost any substance using electromagnetic energy to detect the unique digital “signature” of the substance. The Company calls its technology “ChromaID™” and “Bio-RFID.”

In 2010, the Company acquired TransTech Systems, Inc. as an adjunct to its business. TransTech is a distributor of products for employee and personnel identification. TransTech currently provides substantially all of the Company’s revenues.

The Company is in the process of commercializing its ChromaID™ and Bio-RFID™ technology. To date, the Company has entered into License Agreements with Sumitomo Precision Products Co., Ltd. In addition, it has a technology license agreement with Allied Inventors, formerly Xinova and Invention Development Management Company, a subsidiary of Intellectual Ventures.

The Company believes that its commercialization success is dependent upon its ability to significantly increase the number of customers that are purchasing and using its products. To date the Company has generated minimal revenue from sales of its ChromaID and Bio-RFID products. The Company is currently not profitable. Even if the Company succeeds in introducing the ChromaID and Bio-RFID technology and related products to its target markets, the Company may not be able to generate sufficient revenue to achieve or sustain profitability.

ChromaID was invented by scientists under contract with the Company. Bio-RFID was invented by individuals working for the Company. The Company actively pursues a robust intellectual property strategy and has been granted twelve patents. The Company also has 20 patents pending. The Company possesses all right, title and interest to the issued patents. Ten of the pending patents are licensed exclusively to the Company in perpetuity by the Company’s strategic partner, Allied Inventors.

Merger with RAAI Lighting, Inc.

On April 10, 2018, the Company entered into an Agreement and Plan of Merger with 500 Union Corporation, a Delaware corporation and a wholly owned subsidiary of the Company, and RAAI Lighting, Inc., a Delaware corporation. Pursuant to the Merger Agreement, we have acquired all the outstanding shares of RAAI’s capital stock through a merger of Merger Sub with and into RAAI (the “Merger”), with RAAI surviving the Merger as a wholly owned subsidiary of the Company.

Under the terms of the Merger Agreement, each share of RAAI common stock issued and outstanding immediately before the Merger (1,000 shares) were cancelled and converted into the right to receive 2,000 shares of the Company’s common stock. As a result, the Company issued 2,000,000 shares of its common stock to Phillip A. Bosua, formerly the sole stockholder of RAAI. The consideration for the Merger was determined through arms-length bargaining by the Company and RAAI. The Merger was structured to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result of the Merger, the Company received certain intellectual property, related to RAAI.

Appointment of Director

On April 10, 2018, the Board increased the size of the Board from three to four members and Phillip A. Bosua was appointed as a member of the Board. Mr. Bosua’s term of office expire at the next annual meeting of our stockholders. On May 24, 2018, the Board of Directors increased the size of the Board from four to five members and appointed (Ret.) Admiral William Owens as a member of the Board. Admiral Owen’s term of office expires at the next annual meeting of our stockholders.

Appointment of Officer.

On April 10, 2018, the Company appointed Mr. Bosua as Chief Executive Officer of the Company, replacing Ronald P. Erickson, who remains Chairman of the Company. Previously, Mr. Bosua served as the Company’s Chief Product Officer since August 2017. The Company entered into a Consulting Agreement with Mr. Bosua’s company, Blaze Clinical on July 7, 2017.

On April 10, 2018, the Company entered into an Employment Agreement with Mr. Bosua reflecting Mr. Bosua’s appointment as Chief Executive Officer. The Employment Agreement is for an initial term of 12 months (subject to earlier termination) and will be automatically extended for additional 12-month terms unless either party notifies the other party of its intention to terminate the Employment Agreement. Mr. Bosua will be paid a base salary of $225,000 per year, received 500,000 shares of common stock valued at $0.33 per share and may be entitled to bonuses and equity awards at the discretion of the Board or a committee of the Board. The Employment Agreement provides for severance pay equal to 12 months of base salary if Mr. Bosua is terminated without “cause” or voluntarily terminates his employment for “good reason.”

On April 10, 2018, the Company entered into an Amended Employment Agreement for Ronald P. Erickson which amends the Employment Agreement dated July 1, 2017. The Agreement expires March 21, 2019.

Merger with Know Labs, Inc.

On May 1, 2018, Know Labs, Inc., a Nevada corporation incorporated on April 3, 2018, and our wholly-owned subsidiary, merged with and into the Company pursuant to an Agreement and Plan of Merger dated May 1, 2018. In connection with the merger, our Articles of Incorporation were effectively amended to change our name to Know Labs, Inc. by and through the filing of Articles of Merger. This parent-subsidiary merger was approved by us, the parent, in accordance with Nevada Revised Statutes Section 92A.180. Stockholder approval was not required. This amendment was filed with the Nevada Secretary of State and became effective on May 1, 2018.

Corporate Name Change and Symbol Change

On May 24, 2018, the Financial Industry Regulatory Authority (“FINRA”) announced the effectiveness of a change in our name from Visualant Incorporated to Know Labs, Inc. and a change in our ticker symbol from VSUL to the new trading symbol KNWN which became effective on the opening of trading as of May 25, 2018. In addition, in connection with the name change and symbol change, we were assigned the CUSIP number of 499238103.

Closing of Financing on June 25, 2018

On June 25, 2018, the Company closed a private placement and received gross proceeds of $1,750,000 in exchange for issuing 7,000,000 shares of common stock and warrants to purchase 3,500,000 shares of common stock in a private placement to accredited investors pursuant to a series of substantially identical subscription agreements.

The initial exercise price of the warrants described above is $0.25 per share, subject to certain adjustments, and the warrants expire five years after their issuance.

The shares and the warrants described above were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Visualant, Incorporated (the “Company,” “Visualant, Inc.” or “Visualant”) was incorporated under the laws of the State of Nevada in 1998. The Company has authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

Since 2007, the Company has been focused primarily on the development of a proprietary technology, which is capable of uniquely identifying and authenticating almost any substance using light at the “photon” level to detect the unique digital “signature” of the substance. The Company calls this its “ChromaID™” technology.

In 2010, the Company acquired TransTech Systems, Inc. as an adjunct to its business. TransTech is a distributor of products for employee and personnel identification. TransTech currently provides substantially all of the Company’s revenues.

The Company is in the process of commercializing its ChromaID™ technology. To date, the Company has entered into License Agreements with Sumitomo Precision Products Co., Ltd. and Intellicheck, Inc. In addition, it has a technology license agreement with Xinova, formerly Invention Development Management Company, a subsidiary of Intellectual Ventures.

The Company believes that its commercialization success is dependent upon its ability to significantly increase the number of customers that are purchasing and using its products. To date the Company has generated minimal revenue from sales of its ChromaID products. The Company is currently not profitable. Even if the Company succeeds in introducing the ChromaID technology and related products to its target markets, the Company may not be able to generate sufficient revenue to achieve or sustain profitability.

ChromaID was invented by scientists from the University of Washington under contract with Visualant. The Company has pursued an intellectual property strategy and have been granted eleven patents. The Company also has 20 patents pending. The Company possess all right, title and interest to the issued patents. Ten of the pending patents are licensed exclusively to the Company in perpetuity by the Company’s strategic partner, Allied Inventors.